ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020
(UNAUDITED)

		COUPON*		MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 80.6%
U.S. TREASURY OBLIGATIONS - 77.5%
U.S. Treasury Bills		0.203%		12/03/20	$400	$399,999
U.S. Treasury Bills		0.157%		12/10/20	600	599,994
U.S. Treasury Bills		0.142%		12/17/20	2,878	2,877,930
U.S. Treasury Bills		0.122%		12/24/20	502	501,978
U.S. Treasury Bills		0.138%		12/31/20	582	581,964
U.S. Treasury Bills		0.132%		01/07/21	969	968,928
U.S. Treasury Bills		0.112%		01/14/21	508	507,958
U.S. Treasury Bills		0.087%		01/28/21	1,005	1,004,874
U.S. Treasury Bills		0.097%		02/04/21	1,231	1,230,827
U.S. Treasury Bills		0.096%		02/11/21	2,232	2,231,677
U.S. Treasury Bills		0.098%		02/18/21	1,068	1,067,830
U.S. Treasury Bills		0.091%		02/25/21	2,708	2,707,497
U.S. Treasury Bills		0.101%		03/04/21	1,364	1,363,737
U.S. Treasury Bills		0.103%		03/11/21	1,110	1,109,761
U.S. Treasury Bills		0.095%		03/18/21	1,444	1,443,635
U.S. Treasury Bills		0.086%		03/25/21	1,289	1,288,657
U.S. Treasury Bills		0.091%		04/01/21	1,102	1,101,676
U.S. Treasury Bills		0.100%		04/08/21	2,187	2,186,378
U.S. Treasury Bills		0.096%		04/15/21	478	477,857
U.S. Treasury Bills		0.096%		04/22/21	527	526,831
U.S. Treasury Bills		0.086%		04/29/21	172	171,943
U.S. Treasury Bills		0.074%		05/06/21	1,359	1,358,536
U.S. Treasury Bills		0.083%		05/13/21	3,763	3,761,655
U.S. Treasury Bills		0.068%		05/20/21	762	761,717
U.S. Treasury Bills		0.071%		05/27/21	2,391	2,389,971
TOTAL U.S. TREASURY OBLIGATIONS ($32,623,074)						32,623,810
					NUMBER OF
					SHARES
MONEY MARKET DEPOSIT ACCOUNT - 3.1%					(000's)	VALUE
U.S. Bank Money Market Deposit Account, 0.03% (United States)(a)					1,285	1,285,044
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($1,285,044)						1,285,044

TOTAL SHORT-TERM INVESTMENTS
(Cost $33,908,118)						33,908,854
TOTAL INVESTMENTS - 80.6%
(Cost $33,908,118)						33,908,854

OTHER ASSETS IN EXCESS OF LIABILITIES - 19.4%						8,181,353
NET ASSETS - 100.0%						$42,090,207

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a) The rate shown is as of November 30, 2020.
Futures contracts outstanding as of November 30, 2020 were as follows:

LONG CONTRACTS		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures		Dec-20	2	$291,188	$(335)
3-Month Euro Euribor		Jun-21	3	899,467	671
3-Month Euro Euribor		Sep-21	21	6,296,581	(45)
3-Month Euro Euribor		Mar-22	37	11,093,976	(507)
3-Month Euro Euribor		Sep-22	1	299,822	(89)
3-Month Euro Euribor		Dec-22	2	599,585	(134)
3-Month Euro Euribor		Mar-23	2	599,525	(89)
3-Month Euro Euribor		Jun-23	2	599,436	567
3-Month Euro Euribor		Dec-23	1	299,614	45
90-DAY Bank Bill		Jun-21	17	12,477,881	1,990
90-DAY Bank Bill		Sep-21	3	2,201,870	163
90-DAY Bank Bill		Dec-21	2	1,467,805	(18)
90-DAY Bank Bill		Mar-22	2	1,467,733	109
90-DAY Bank Bill		Jun-22	1	733,812	18
90-DAY Eurodollar Futures		Mar-21	21	5,238,975	200
90-DAY Eurodollar Futures		Jun-21	9	2,245,388	(188)
90-DAY Eurodollar Futures		Sep-21	14	3,492,650	(313)
90-DAY Eurodollar Futures		Dec-21	3	748,200	(188)
90-DAY Eurodollar Futures		Mar-22	3	748,238	250
90-DAY Eurodollar Futures		Jun-22	3	748,163	(300)
90-DAY Eurodollar Futures		Sep-22	14	3,490,900	650
90-DAY Eurodollar Futures		Dec-22	4	997,000	250
90-DAY Eurodollar Futures		Mar-23	4	996,900	100
90-DAY Eurodollar Futures		Sep-23	6	1,493,550	(25)
90-DAY Eurodollar Futures		Dec-23	1	248,788	225
90-DAY Sterling Futures		Mar-21	50	8,329,723	183
90-DAY Sterling Futures		Jun-21	5	833,139	(133)
90-DAY Sterling Futures		Sep-21	35	5,832,556	(1,325)
90-DAY Sterling Futures		Dec-21	13	2,166,486	(400)
90-DAY Sterling Futures		Mar-22	27	4,497,150	(2,250)
90-DAY Sterling Futures		Jun-22	11	1,831,989	(825)
90-DAY Sterling Futures		Sep-22	24	3,996,467	(1,350)
90-DAY Sterling Futures		Dec-22	9	1,498,525	(333)
90-DAY Sterling Futures		Mar-23	9	1,498,300	(125)
90-DAY Sterling Futures		Sep-23	14	2,329,406	(633)
Amsterdam Index Futures		Dec-20	4	577,997	2,436
AUD/USD Currency Futures		Dec-20	28	2,059,260	15,490
Australian 10-Year Bond Futures		Dec-20	22	2,401,815	(863)
Australian 3-Year Bond Futures		Dec-20	102	8,792,921	21,104
Bank Acceptance Futures		Jun-21	6	1,149,226	183
Bank Acceptance Futures		Sep-21	5	957,592	212
Bank Acceptance Futures		Dec-21	4	765,881	144
Bank Acceptance Futures		Mar-22	3	574,180	87
Bank Acceptance Futures		Jun-22	2	382,613	10
Brent Crude Futures		Feb-21	7	335,160	6,280
Brent Crude Futures		Apr-21	1	48,030	3,150
Brent Crude Oil Last Day		Feb-21	1	47,880	1,590
CAC40 10 Euro Futures		Dec-20	16	985,710	(5,331)
CAD Currency Futures		Dec-20	28	2,160,340	16,655
Canadian 10-Year Bond Futures		Mar-21	14	1,604,497	2,672
Canola Futures (Winnipeg Commodity Exchange)		Jan-21	1	8,903	(59)
CHF Currency Futures		Dec-20	4	551,850	(400)
Cocoa Futures		Mar-21	4	109,560	370
Cocoa Futures		May-21	1	26,750	(360)
Cocoa Futures ICE		Mar-21	1	24,770	413
Cocoa Futures ICE		May-21	1	23,810	-
Copper Futures		Mar-21	12	1,031,400	37,038
Copper Futures		May-21	1	86,075	2,975
Corn Futures		Mar-21	29	617,700	2,413
Corn Futures		May-21	5	107,250	1,863
Corn Futures		Jul-21	1	21,488	(100)
Corn Futures		Dec-21	3	61,200	(500)
Cotton No.2 Futures		Mar-21	14	505,050	1,945
DAX Index Futures		Dec-20	5	1,987,881	20,964
DJIA Mini E-CBOT		Dec-20	4	444,435	20,055
E-Mini Consumer Staples Future		Dec-20	1	67,090	690
Emissions ICE		Dec-20	4	139,038	11,797
EUR Foreign Exchange Currency Futures		Dec-20	31	4,630,819	36,481
Euro BUXL 30-Year Bond Futures		Dec-20	2	540,408	4,581
Euro STOXX 50		Dec-20	18	752,568	907
Euro/JPY Futures		Dec-20	2	298,515	(2,730)
Euro-Bobl Futures		Dec-20	35	5,652,905	(5,785)
Euro-BTP Futures		Dec-20	14	2,524,352	77,690
Euro-Bund Futures		Dec-20	22	4,599,024	4,163
Euro-Oat Futures		Dec-20	16	3,240,919	25,491
Euro-Schatz Futures		Dec-20	33	4,421,558	(3,328)
FTSE 100 Index Futures		Dec-20	9	754,999	(5,259)
FTSE China A50 Index		Dec-20	19	317,623	4,358
FTSE/JSE TOP 40		Dec-20	1	33,866	(393)
Gasoline RBOB Futures		Jan-21	14	730,061	21,748
GBP Currency Futures		Dec-20	7	583,800	11,494
Hang Seng China Enterprises Index Futures		Dec-20	4	204,708	(3,238)
Hang Seng Index Futures		Dec-20	12	1,705,059	(24,010)
JPN 10-Year Bond (Osaka Securities Exchange)		Dec-20	2	2,912,452	(2,682)
JPY Currency Futures		Dec-20	16	1,917,300	14,056
Kansas City Hard Red Winter Wheat Futures		Mar-21	3	82,050	(2,500)
Lean Hogs Futures		Feb-21	3	82,290	3,350
Live Cattle Futures		Feb-21	2	90,300	(600)
LME Aluminum Forward		Dec-20	187	9,547,519	1,145,291
LME Aluminum Forward		Mar-21	62	3,171,300	144,543
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	50,956	6,264
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	51,025	5,987
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	51,053	6,665
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	51,095	6,674
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	51,096	6,670
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	51,096	5,996
LME Aluminum Forward - 90 Day Settlement		Jan-21	3	153,295	15,111
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	51,099	4,749
LME Aluminum Forward - 90 Day Settlement		Jan-21	3	153,300	14,000
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	51,100	4,925
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	51,058	3,046
LME Aluminum Forward - 90 Day Settlement		Feb-21	3	153,208	14,420
LME Aluminum Forward - 90 Day Settlement		Feb-21	3	153,281	10,140
LME Aluminum Forward - 90 Day Settlement		Feb-21	2	102,150	2,525
LME Copper Forward		Dec-20	39	7,384,406	928,213
LME Copper Forward		Mar-21	25	4,740,000	310,199
LME Copper Forward - 90 Day Settlement		Dec-20	1	189,298	21,552
LME Copper Forward - 90 Day Settlement		Dec-20	1	189,344	20,826
LME Copper Forward - 90 Day Settlement		Dec-20	1	189,181	19,676
LME Copper Forward - 90 Day Settlement		Jan-21	1	189,358	26,090
LME Copper Forward - 90 Day Settlement		Jan-21	1	189,419	20,346
LME Copper Forward - 90 Day Settlement		Jan-21	1	189,425	22,144
LME Lead Forward		Dec-20	8	413,600	48,109
LME Lead Forward		Mar-21	10	518,625	23,867
LME Nickel Forward		Dec-20	6	575,748	31,810
LME Nickel Forward		Mar-21	5	481,200	7,785
LME Nickel Forward - 90 Day Settlement		Dec-20	1	95,916	4,296
LME Nickel Forward - 90 Day Settlement		Dec-20	1	95,933	4,948
LME Nickel Forward - 90 Day Settlement		Dec-20	1	95,964	4,295
LME Nickel Forward - 90 Day Settlement		Dec-20	1	95,979	10,515
LME Nickel Forward - 90 Day Settlement		Dec-20	1	95,988	8,895
LME Nickel Forward - 90 Day Settlement		Dec-20	1	96,010	8,986
LME Nickel Forward - 90 Day Settlement		Jan-21	1	96,048	4,600
LME Nickel Forward - 90 Day Settlement		Jan-21	1	96,051	5,871
LME Nickel Forward - 90 Day Settlement		Jan-21	1	96,064	627
LME Nickel Forward - 90 Day Settlement		Jan-21	1	96,070	2,080
LME Nickel Forward - 90 Day Settlement		Jan-21	1	96,081	2,151
LME Nickel Forward - 90 Day Settlement		Jan-21	1	96,072	3,732
LME Nickel Forward - 90 Day Settlement		Feb-21	1	96,093	1,508
LME Nickel Forward - 90 Day Settlement		Feb-21	1	96,099	5,129
LME Nickel Forward - 90 Day Settlement		Feb-21	1	96,143	81
LME Nickel Forward - 90 Day Settlement		Feb-21	1	96,198	(1,440)
LME Palladium Forward - 90 Day Settlement		Dec-20	1	51,619	3,719
LME Palladium Forward - 90 Day Settlement		Dec-20	1	51,689	3,469
LME Palladium Forward - 90 Day Settlement		Dec-20	1	51,679	4,518
LME Palladium Forward - 90 Day Settlement		Jan-21	1	51,699	6,649
LME Silver Forward - 90 Day Settlement		Dec-20	1	69,424	7,236
LME Silver Forward - 90 Day Settlement		Dec-20	1	69,424	9,315
LME Silver Forward - 90 Day Settlement		Dec-20	1	69,492	9,361
LME Silver Forward - 90 Day Settlement		Jan-21	1	69,549	11,686
LME Silver Forward - 90 Day Settlement		Jan-21	1	69,559	10,479
LME Silver Forward - 90 Day Settlement		Jan-21	1	69,579	8,530
LME Silver Forward - 90 Day Settlement		Jan-21	1	69,599	7,305
LME Silver Forward - 90 Day Settlement		Jan-21	1	69,606	6,339
LME Zinc Forward		Dec-20	6	416,655	40,663
LME Zinc Forward		Mar-21	6	419,130	17,588
Long Gilt Futures		Mar-21	7	1,252,273	1,426
Low Sulphur Gasoil G Futures		Jan-21	3	117,000	3,075
MAIZE Futures		Jan-21	1	11,541	447
Mill Wheat Euro		Mar-21	2	24,692	2,028
Mill Wheat Euro		May-21	2	24,453	(298)
Mini H-Shares Index Futures		Dec-20	1	13,647	(36)
Mini HSI Index Futures		Dec-20	2	68,202	(603)
Mini TOPIX Index Futures		Dec-20	1	16,815	1,489
MSCI Emerging Markets Index Futures		Dec-20	3	180,345	13,825
MXN Currency Futures		Dec-20	17	421,005	5,960
Nasdaq 100 E-Mini		Dec-20	7	1,718,780	54,978
Natural Gas Futures		Jan-21	2	57,640	1,610
Nikkei 225 (Singapore Exchange)		Dec-20	11	1,394,756	51,973
Nikkei 225 Mini		Dec-20	4	101,379	11,547
NY Harbor Ultra-Low Sulfur Diesel Futures		Jan-21	15	863,982	37,729
NY Harbor Ultra-Low Sulfur Diesel Futures		Dec-21	1	60,787	269
NZD Currency Futures		Dec-20	17	1,193,910	53,360
OMX Stockholm 30 Index Futures		Dec-20	30	669,035	(2,360)
Palm Oil Futures		Feb-21	3	60,843	2,792
Palm Oil Futures		Mar-21	1	19,919	(6)
Russell 2000 E-Mini		Dec-20	2	182,010	33,070
S&P 500 E-Mini Futures		Dec-20	115	20,833,400	1,229,764
S&P Mid 400 E-Mini		Dec-20	1	216,840	18,480
S&P/TSX 60 IX Futures		Dec-20	4	629,553	22,290
SGX Iron Ore 62% Futures		Dec-20	1	12,936	209
SGX Iron Ore 62% Futures		Jan-21	2	25,224	424
SGX Nifty 50		Dec-20	8	207,888	(2,058)
Short BTP Future		Dec-20	5	679,804	1,801
Silver Futures		Mar-21	1	112,965	(10,145)
Soybean Futures		Jan-21	33	1,928,025	15,888
Soybean Futures		Mar-21	11	643,225	81,500
Soybean Futures		May-21	1	58,388	5,575
Soybean Futures		Nov-21	2	104,175	6,188
Soybean Meal Futures		Jan-21	6	234,300	1,510
Soybean Meal Futures		Mar-21	1	38,920	(100)
Soybean Oil Futures		Jan-21	4	89,976	(1,080)
Soybean Oil Futures		Dec-21	1	20,982	(132)
SPI 200 Futures		Dec-20	6	718,889	29,839
STOXX Dividend Futures		Dec-21	2	19,825	(24)
STOXX Europe 600 Banks Index		Dec-20	1	6,495	441
STOXX Europe 600 Index		Dec-20	2	46,545	895
Sugar No. 11 (World)		Mar-21	23	373,778	2,094
Sugar No. 11 (World)		May-21	15	232,176	(1,870)
Sugar No. 11 (World)		Oct-21	1	14,840	526
Topix Index Futures		Dec-20	3	504,454	27,347
U.S. Treasury 10-Year Notes (Chicago Board of Trade)		Mar-21	23	3,177,953	6,430
U.S. Treasury 2-Year Notes (Chicago Board of Trade)		Mar-21	21	4,637,883	1,453
U.S. Treasury 5-Year Notes (Chicago Board of Trade)		Mar-21	32	4,033,000	4,687
U.S. Treasury Long Bond (Chicago Board of Trade)		Mar-21	3	524,719	1,438
U.S. Treasury Ultra 10-Year Notes		Mar-21	3	471,375	1,641
Wheat (Chicago Board of Trade)		Mar-21	32	936,000	(24,325)
Wheat (Chicago Board of Trade)		May-21	1	29,438	(1,425)
White Sugar ICE		Mar-21	1	19,940	(955)
WTI Crude Futures - IPE		Jan-21	10	453,400	15,140
WTI Crude Futures		Jan-21	1	45,340	4,060
WTI Crude Futures		Feb-21	5	227,550	40
Yellow Maize Futures		Mar-21	1	22,213	509
					$5,113,617

SHORT CONTRACTS		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
3-Month Euro Euribor		Mar-21	10	$(2,998,074)	$(179)
90-DAY Eurodollar Futures		Mar-22	18	(4,489,425)	(1,250)
90-DAY Eurodollar Futures		Sep-21	6	(1,496,850)	450
Brent Crude Futures		Feb-21	1	(47,880)	(7,090)
Coffee 'C' Futures		Mar-21	1	(46,238)	(4,669)
DAX-Mini Futures		Dec-20	1	(79,515)	(1,461)
Dollar Index		Dec-20	6	(551,148)	72
E-Mini Natural Gas		Jan-21	1	(7,205)	(93)
EUR Foreign Exchange Currency Futures		Dec-20	2	(298,763)	(2,694)
Euro-Bobl Futures		Dec-20	4	(646,046)	227
FTSE 100 Index Futures		Dec-20	4	(335,555)	4,606
Gasoline RBOB Futures		Jan-21	1	(52,147)	(8,711)
Gold 100 Oz Futures		Feb-21	5	(890,450)	13,840
Hang Seng Index Futures		Dec-20	2	(341,012)	4,309
JPY Currency Futures		Dec-20	11	(1,318,144)	1,881
Lean Hogs Futures		Feb-21	1	(27,430)	(2,090)
Lean Hogs Futures		Apr-21	1	(28,560)	(1,060)
Live Cattle Futures		Feb-21	4	(180,600)	230
Live Cattle Futures		Apr-21	1	(46,560)	(630)
Live Cattle Futures		Jun-21	2	(89,220)	(650)
LME Aluminum Forward		Mar-21	29	(1,483,350)	(74,229)
LME Aluminum Forward		Dec-20	187	(9,547,519)	(1,128,682)
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	(50,956)	(5,844)
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	(51,025)	(6,716)
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	(51,053)	(6,053)
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	(51,095)	(5,075)
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	(51,096)	(5,072)
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	(51,096)	(5,070)
LME Aluminum Forward - 90 Day Settlement		Jan-21	3	(153,295)	(14,494)
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	(51,099)	(4,661)
LME Aluminum Forward - 90 Day Settlement		Jan-21	3	(153,300)	(12,650)
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	(51,100)	(4,819)
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	(51,058)	(5,171)
LME Aluminum Forward - 90 Day Settlement		Feb-21	3	(153,208)	(10,273)
LME Aluminum Forward - 90 Day Settlement		Feb-21	3	(153,281)	(5,643)
LME Aluminum Forward - 90 Day Settlement		Feb-21	1	(51,111)	(1,661)
LME Copper Forward		Mar-21	13	(2,464,800)	(149,352)
LME Copper Forward		Dec-20	39	(7,384,406)	(818,271)
LME Copper Forward - 90 Day Settlement		Dec-20	1	(189,298)	(20,869)
LME Copper Forward - 90 Day Settlement		Dec-20	1	(189,344)	(19,769)
LME Copper Forward - 90 Day Settlement		Dec-20	1	(189,181)	(26,207)
LME Copper Forward - 90 Day Settlement		Jan-21	1	(189,358)	(20,344)
LME Copper Forward - 90 Day Settlement		Jan-21	1	(189,419)	(22,163)
LME Copper Forward - 90 Day Settlement		Jan-21	1	(189,425)	(21,863)
LME Lead Forward		Mar-21	7	(363,038)	(39,921)
LME Lead Forward		Dec-20	8	(413,600)	(40,322)
LME Nickel Forward		Dec-20	6	(575,748)	(25,100)
LME Nickel Forward - 90 Day Settlement		Dec-20	1	(95,916)	(4,980)
LME Nickel Forward - 90 Day Settlement		Dec-20	1	(95,933)	(4,312)
LME Nickel Forward - 90 Day Settlement		Dec-20	1	(95,964)	(10,536)
LME Nickel Forward - 90 Day Settlement		Dec-20	1	(95,979)	(8,409)
LME Nickel Forward - 90 Day Settlement		Dec-20	1	(95,988)	(8,988)
LME Nickel Forward - 90 Day Settlement		Dec-20	1	(96,010)	(9,310)
LME Nickel Forward - 90 Day Settlement		Jan-21	1	(96,048)	(8,954)
LME Nickel Forward - 90 Day Settlement		Jan-21	1	(96,051)	(4,600)
LME Nickel Forward - 90 Day Settlement		Jan-21	1	(96,064)	(2,171)
LME Nickel Forward - 90 Day Settlement		Jan-21	1	(96,070)	(631)
LME Nickel Forward - 90 Day Settlement		Jan-21	1	(96,081)	(1,722)
LME Nickel Forward - 90 Day Settlement		Jan-21	1	(96,072)	(5,142)
LME Nickel Forward - 90 Day Settlement		Feb-21	1	(96,093)	(5,193)
LME Nickel Forward - 90 Day Settlement		Feb-21	1	(96,099)	(99)
LME Nickel Forward - 90 Day Settlement		Feb-21	1	(96,143)	1,421
LME Palladium Forward - 90 Day Settlement		Dec-20	1	(51,619)	(3,457)
LME Palladium Forward - 90 Day Settlement		Dec-20	1	(51,689)	(4,642)
LME Palladium Forward - 90 Day Settlement		Dec-20	1	(51,679)	(6,705)
LME Palladium Forward - 90 Day Settlement		Jan-21	1	(51,699)	(6,062)
LME Silver Forward - 90 Day Settlement		Dec-20	1	(69,424)	(9,343)
LME Silver Forward - 90 Day Settlement		Dec-20	1	(69,424)	(9,386)
LME Silver Forward - 90 Day Settlement		Dec-20	1	(69,492)	(8,867)
LME Silver Forward - 90 Day Settlement		Jan-21	1	(69,549)	(10,488)
LME Silver Forward - 90 Day Settlement		Jan-21	1	(69,559)	(8,634)
LME Silver Forward - 90 Day Settlement		Jan-21	1	(69,579)	(7,336)
LME Silver Forward - 90 Day Settlement		Jan-21	1	(69,599)	(6,429)
LME Silver Forward - 90 Day Settlement		Jan-21	1	(69,606)	(6,306)
LME Zinc Forward		Dec-20	6	(416,655)	(37,928)
Low Sulphur Gasoil G Futures		Jan-21	1	(39,000)	(3,850)
Low Sulphur Gasoil G Futures		Feb-21	1	(39,350)	(3,925)
Natural Gas Futures		Jan-21	10	(288,200)	3,640
Natural Gas Futures		Feb-21	10	(286,500)	(1,470)
Natural Gas Futures		Mar-21	2	(55,980)	(310)
Natural Gas Futures		Oct-21	1	(28,330)	30
NY Harbor Ultra-Low Sulfur Diesel Futures		Jan-21	1	(57,599)	(11,672)
NY Harbor Ultra-Low Sulfur Diesel Futures		Apr-21	1	(58,359)	(5,174)
NZD Currency Futures		Dec-20	1	(70,230)	(900)
Red Wheat Futures (Minneapolis Grain Exchange)		Mar-21	1	(27,650)	600
Silver Futures		Mar-21	1	(112,965)	1,260
U.S. Treasury 10-Year Notes (Chicago Board of Trade)		Mar-21	26	(3,592,469)	(5,539)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)		Mar-21	5	(1,104,258)	(469)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)		Mar-21	45	(5,671,406)	(7,336)
U.S. Treasury Long Bond (Chicago Board of Trade)		Mar-21	2	(349,813)	(1,133)
Wheat (Chicago Board of Trade)		May-21	1	(29,438)	850
WTI Crude Futures		Jan-21	1	(45,340)	(7,870)
					$(2,747,733)
Total Futures Contracts					$2,365,884

Forward foreign currency contracts outstanding as of November 30, 2020 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	202,012	EUR	125,000	Dec 01 2020	SOCIETE GENERALE	(822)
AUD	1,190,454	USD	877,530	Dec 01 2020	SOCIETE GENERALE	$(3,672)
AUD	1,189,796	USD	878,914	Dec 02 2020	SOCIETE GENERALE	(5,531)
AUD	1,189,796	USD	874,749	Dec 03 2020	SOCIETE GENERALE	(1,357)
AUD	800,000	CAD	762,098	Jan 20 2021	SOCIETE GENERALE	532
AUD	406,602	EUR	250,000	Jan 20 2021	SOCIETE GENERALE	(68)
AUD	682,320	GBP	375,000	Jan 20 2021	SOCIETE GENERALE	830
AUD	200,000	JPY	15,363,120	Jan 20 2021	SOCIETE GENERALE	(428)
AUD	800,000	NZD	844,089	Jan 20 2021	SOCIETE GENERALE	(4,369)
AUD	400,000	USD	290,744	Jan 20 2021	SOCIETE GENERALE	3,032
BRL	801,550	USD	150,000	Dec 16 2020	SOCIETE GENERALE	(423)
CAD	272,844	USD	210,141	Dec 01 2020	SOCIETE GENERALE	(51)
CAD	272,844	USD	210,237	Dec 02 2020	SOCIETE GENERALE	(146)
CAD	400,000	USD	306,332	Jan 20 2021	SOCIETE GENERALE	1,774
CHF	151,268	GBP	125,000	Dec 01 2020	SOCIETE GENERALE	(183)
CHF	1,898,643	USD	2,090,125	Dec 01 2020	SOCIETE GENERALE	(773)
CHF	1,872,801	USD	2,069,229	Dec 02 2020	SOCIETE GENERALE	(8,255)
CHF	1,868,933	USD	2,062,446	Dec 03 2020	SOCIETE GENERALE	(5,669)
CHF	269,914	EUR	250,000	Jan 20 2021	SOCIETE GENERALE	(1,080)
CHF	150,285	GBP	125,000	Jan 20 2021	SOCIETE GENERALE	(1,057)
CHF	250,000	JPY	28,537,725	Jan 20 2021	SOCIETE GENERALE	2,010
CHF	125,000	USD	137,180	Jan 20 2021	SOCIETE GENERALE	647
CLP	153,213,894	USD	200,000	Dec 16 2020	SOCIETE GENERALE	1,200
CNH	3,436,750	USD	500,000	Dec 16 2020	SOCIETE GENERALE	21,342
CNH	5,284,354	USD	800,000	Jan 20 2021	SOCIETE GENERALE	(517)
COP	929,466,800	USD	250,000	Dec 16 2020	SOCIETE GENERALE	8,266
CZK	7,966,004	EUR	300,000	Dec 16 2020	SOCIETE GENERALE	3,997
EUR	125,000	AUD	202,670	Dec 01 2020	SOCIETE GENERALE	338
EUR	2,239,198	USD	2,668,363	Dec 01 2020	SOCIETE GENERALE	2,721
EUR	2,600,402	USD	3,108,236	Dec 02 2020	SOCIETE GENERALE	(6,210)
EUR	2,596,647	USD	3,102,544	Dec 03 2020	SOCIETE GENERALE	(4,926)
EUR	350,000	CZK	9,369,756	Dec 16 2020	SOCIETE GENERALE	(8,120)
EUR	400,000	HUF	143,525,363	Dec 16 2020	SOCIETE GENERALE	135
EUR	450,000	NOK	4,883,155	Dec 16 2020	SOCIETE GENERALE	(11,900)
EUR	350,000	PLN	1,576,056	Dec 16 2020	SOCIETE GENERALE	(2,239)
EUR	500,000	SEK	5,243,221	Dec 16 2020	SOCIETE GENERALE	(14,809)
EUR	500,000	CAD	776,311	Jan 20 2021	SOCIETE GENERALE	(582)
EUR	200,000	GBP	179,079	Jan 20 2021	SOCIETE GENERALE	42
EUR	200,000	JPY	24,642,880	Jan 20 2021	SOCIETE GENERALE	2,656
EUR	125,000	NOK	1,342,853	Jan 20 2021	SOCIETE GENERALE	(1,643)
EUR	250,000	USD	296,209	Jan 20 2021	SOCIETE GENERALE	2,482
GBP	125,000	CHF	150,471	Dec 01 2020	SOCIETE GENERALE	1,060
GBP	843,011	USD	1,127,348	Dec 01 2020	SOCIETE GENERALE	(3,478)
GBP	3,377	EUR	3,755	Dec 02 2020	SOCIETE GENERALE	22
GBP	843,011	USD	1,121,380	Dec 02 2020	SOCIETE GENERALE	2,496
GBP	846,388	USD	1,129,596	Dec 03 2020	SOCIETE GENERALE	(1,213)
GBP	125,000	AUD	227,246	Jan 20 2021	SOCIETE GENERALE	(134)
GBP	125,000	USD	165,650	Jan 20 2021	SOCIETE GENERALE	1,114
HUF	71,943,540	EUR	200,000	Dec 16 2020	SOCIETE GENERALE	534
ILS	1,008,825	USD	300,000	Dec 16 2020	SOCIETE GENERALE	4,996
ILS	671,147	USD	200,000	Jan 20 2021	SOCIETE GENERALE	2,965
INR	29,807,520	USD	400,000	Dec 02 2020	SOCIETE GENERALE	2,429
INR	29,747,000	USD	400,000	Dec 07 2020	SOCIETE GENERALE	1,437
INR	29,891,520	USD	400,000	Dec 14 2020	SOCIETE GENERALE	3,090
INR	18,495,534	USD	250,000	Dec 16 2020	SOCIETE GENERALE	(639)
INR	29,666,000	USD	400,000	Dec 21 2020	SOCIETE GENERALE	(247)
JPY	7,798,630	USD	74,667	Dec 01 2020	SOCIETE GENERALE	33
JPY	7,798,630	USD	74,952	Dec 02 2020	SOCIETE GENERALE	(251)
JPY	4,729,050	USD	45,328	Dec 03 2020	SOCIETE GENERALE	(29)
JPY	15,114,840	AUD	200,000	Jan 20 2021	SOCIETE GENERALE	(1,953)
JPY	12,500,000	USD	120,156	Jan 20 2021	SOCIETE GENERALE	(296)
KRW	566,315,000	USD	500,000	Dec 07 2020	SOCIETE GENERALE	11,747
KRW	559,205,000	USD	500,000	Dec 14 2020	SOCIETE GENERALE	5,299
KRW	400,477,096	USD	350,000	Dec 16 2020	SOCIETE GENERALE	11,867
KRW	553,190,000	USD	500,000	Dec 18 2020	SOCIETE GENERALE	(150)
MXN	1,500,000	USD	74,355	Jan 20 2021	SOCIETE GENERALE	(551)
NOK	3,212,132	EUR	300,000	Dec 16 2020	SOCIETE GENERALE	3,065
NZD	100,000	USD	70,265	Dec 01 2020	SOCIETE GENERALE	(145)
NZD	1,682,762	AUD	1,600,000	Jan 20 2021	SOCIETE GENERALE	4,939
NZD	400,000	JPY	28,663,160	Jan 20 2021	SOCIETE GENERALE	5,653
NZD	500,000	USD	345,739	Jan 20 2021	SOCIETE GENERALE	4,887
PHP	21,928,041	USD	450,000	Dec 16 2020	SOCIETE GENERALE	5,938
PLN	675,877	EUR	150,000	Dec 16 2020	SOCIETE GENERALE	1,073
PLN	378,763	USD	100,000	Jan 20 2021	SOCIETE GENERALE	957
RUB	7,646,677	USD	100,000	Dec 16 2020	SOCIETE GENERALE	(21)
SEK	11,381,349	EUR	1,100,000	Dec 16 2020	SOCIETE GENERALE	14,648
SEK	2,558,270	EUR	250,000	Jan 20 2021	SOCIETE GENERALE	(71)
SEK	1,906,866	NOK	2,000,000	Jan 20 2021	SOCIETE GENERALE	(2,294)
SEK	1,725,799	USD	200,000	Jan 20 2021	SOCIETE GENERALE	1,448
SGD	473,685	USD	350,000	Dec 16 2020	SOCIETE GENERALE	3,193
SGD	1,076,941	USD	800,000	Jan 20 2021	SOCIETE GENERALE	3,020
THB	10,778,957	USD	350,000	Dec 16 2020	SOCIETE GENERALE	6,288
TRY	2,366,286	USD	300,000	Jan 20 2021	SOCIETE GENERALE	(3,225)
TWD	5,687,400	USD	200,000	Dec 07 2020	SOCIETE GENERALE	(454)
TWD	5,684,200	USD	200,000	Dec 14 2020	SOCIETE GENERALE	(551)
TWD	10,093,764	USD	350,000	Dec 16 2020	SOCIETE GENERALE	4,181
TWD	5,676,200	USD	200,000	Dec 18 2020	SOCIETE GENERALE	(823)
TWD	2,845,300	USD	100,000	Dec 21 2020	SOCIETE GENERALE	(155)
TWD	2,842,700	USD	100,000	Dec 28 2020	SOCIETE GENERALE	(239)
USD	878,902	AUD	1,189,796	Dec 01 2020	SOCIETE GENERALE	5,528
USD	874,738	AUD	1,189,796	Dec 02 2020	SOCIETE GENERALE	1,355
USD	146,522	AUD	200,000	Jan 20 2021	SOCIETE GENERALE	(366)
USD	200,000	BRL	1,086,846	Dec 16 2020	SOCIETE GENERALE	(2,816)
USD	210,236	CAD	272,844	Dec 01 2020	SOCIETE GENERALE	145
USD	2,096,805	CHF	1,897,846	Dec 01 2020	SOCIETE GENERALE	8,331
USD	2,066,662	CHF	1,872,801	Dec 02 2020	SOCIETE GENERALE	5,688
USD	100,000	CLP	78,180,152	Dec 16 2020	SOCIETE GENERALE	(2,666)
USD	250,000	CNH	1,678,859	Dec 16 2020	SOCIETE GENERALE	(4,677)
USD	200,000	CNH	1,319,804	Jan 20 2021	SOCIETE GENERALE	323
USD	250,000	COP	955,188,625	Dec 16 2020	SOCIETE GENERALE	(15,413)
USD	2,676,453	EUR	2,239,198	Dec 01 2020	SOCIETE GENERALE	5,369
USD	3,102,474	EUR	2,596,647	Dec 02 2020	SOCIETE GENERALE	4,927
USD	1,121,373	GBP	843,011	Dec 01 2020	SOCIETE GENERALE	(2,497)
USD	1,129,589	GBP	846,388	Dec 02 2020	SOCIETE GENERALE	1,212
USD	100,000	HUF	30,546,090	Jan 20 2021	SOCIETE GENERALE	(1,563)
USD	200,000	ILS	685,673	Dec 16 2020	SOCIETE GENERALE	(7,298)
USD	402,731	INR	29,807,520	Dec 02 2020	SOCIETE GENERALE	302
USD	400,000	INR	29,829,520	Dec 07 2020	SOCIETE GENERALE	(2,551)
USD	400,000	INR	29,777,000	Dec 14 2020	SOCIETE GENERALE	(1,545)
USD	100,000	INR	7,452,580	Dec 16 2020	SOCIETE GENERALE	(477)
USD	400,000	INR	29,919,520	Dec 21 2020	SOCIETE GENERALE	(3,169)
USD	500,000	INR	37,118,113	Dec 31 2020	SOCIETE GENERALE	352
USD	74,951	JPY	7,798,630	Dec 01 2020	SOCIETE GENERALE	250
USD	74,846	JPY	7,798,630	Dec 02 2020	SOCIETE GENERALE	145
USD	500,000	KRW	559,365,000	Dec 07 2020	SOCIETE GENERALE	(5,467)
USD	500,000	KRW	553,370,000	Dec 14 2020	SOCIETE GENERALE	(26)
USD	50,000	KRW	55,909,565	Dec 16 2020	SOCIETE GENERALE	(519)
USD	100,000	NOK	908,389	Jan 20 2021	SOCIETE GENERALE	(2,138)
USD	70,290	NZD	100,000	Dec 01 2020	SOCIETE GENERALE	170
USD	350,000	PHP	16,976,425	Dec 16 2020	SOCIETE GENERALE	(2,981)
USD	250,000	RUB	18,941,875	Dec 16 2020	SOCIETE GENERALE	2,338
USD	100,000	SGD	137,094	Dec 16 2020	SOCIETE GENERALE	(2,221)
USD	200,000	THB	6,312,275	Dec 16 2020	SOCIETE GENERALE	(8,646)
USD	400,000	TRY	3,411,960	Jan 20 2021	SOCIETE GENERALE	(27,921)
USD	200,000	TWD	5,694,200	Dec 07 2020	SOCIETE GENERALE	215
USD	200,000	TWD	5,683,400	Dec 14 2020	SOCIETE GENERALE	579
USD	150,000	TWD	4,266,489	Dec 16 2020	SOCIETE GENERALE	293
USD	200,000	TWD	5,695,600	Dec 18 2020	SOCIETE GENERALE	142
USD	100,000	ZAR	1,717,653	Dec 17 2020	SOCIETE GENERALE	(10,650)
ZAR	2,411,031	USD	150,000	Dec 17 2020	SOCIETE GENERALE	5,317
ZAR	1,566,900	USD	100,000	Jan 20 2021	SOCIETE GENERALE	486
Total Forward Foreign Currency Contracts						$(3,506)

AUD	Australian Dollar		LME	London Mercantile Exchange
BRL	Brazilian Real		MIB	Milano Indice di Borsa
CAD	Canadian Dollar		MXN	Mexican Peso
CHF	Swiss Franc		NOK	Norwegian Krone
CLP	Chilean Peso		NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi		OMX	Stockholm Stock Exchange
COP	Colombian Peso		PHP	Philippine Peso
CZK	Czech Koruna		PLN	Polish Zloty
DAX	Deutscher Aktienindex		RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average		RUB	Russian Ruble
EUR	Euro		SEK	Swedish Krona
FTSE	Financial Times Stock Exchange		SGD	Singapore Dollar
GBP	British Pound		THB	Thai Baht
HUF	Hungarian Forint		TRY	Turkish Lira
ILS	Israeli New Shekel		TWD	Taiwan Dollar
INR	Indian Rupee		USD	United States Dollar
JPY	Japanese Yen		WTI	West Texas Intermediate
KRW	Korean Won		ZAR	South African Rand

 The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Mulit-Asset Fund (the "ACMAF" or "Fund") seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a "Long U.S. Equity" strategy and a “Fixed Income” strategy. The Managed Futures strategy will be achieved by the ACMAF investing up to 25% of its total assets in ACMAF Master Offshore Limited (the "Cayman Subsidiary"), a wholly-owned and controlled subsidiary of the ACMAF organized under the laws of the Cayman Islands. Effective on or about November 12, 2020, the Fund's previous wholly-owned subsidiary, the Abbey Capital Multi Asset Offshore Fund Limited became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the Fund and the Cayman Subsidiary and registered as a segregated portfolio company under the laws of the Cayman Islands under the name ACMAF Offshore SPC (the "SPC").  The Cayman Subsidiary serves soley as an intermediate entity through which the ACMAF invests in the SPC and makes no independent decisions and has no investment or other discretion over the Fund's investable assets. The consolidated financial statements of the ACMAF include the financial statements of the Cayman Subsidiary and SPC. The ACMAF consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of November 30, 2020, the net assets of the Cayman Subsidiary and SPC were $9,389,413, which represented 22.31% of the ACMAF's net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$33,908,854	$33,908,854	$-	$-
Commodity Contracts
Futures Contracts	3,390,610	3,390,610	-	-
Equity Contracts
Futures Contracts	1,554,269	1,554,269	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	203,850	-	203,850	-
Futures Contracts	155,449	155,449	-	-
Interest Rate Contracts
Futures Contracts	161,311	161,311	-	-
Total Assets	$39,374,343	$39,170,493	$203,850	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(2,806,094)	$(2,806,094)	$-	$-
Equity Contracts
Futures Contracts	(44,773)	(44,773)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(207,356)	-	(207,356)	-
Futures Contracts	(6,724)	(6,724)	-	-
Interest Rate Contracts
Futures Contracts	(38,169)	(38,169)	-	-
Total Liabilities	$(3,103,116)	$(2,895,760)	$(207,356)	$-

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.